OTHER ASSETS (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2024	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2023	Nov. 29, 2022	Sep. 30, 2022	Jun. 14, 2022	Apr. 09, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term				5 years	5 years
Warrants issued to purchase common stock							18,000	12,500	12,500
Exercise price of warrants per share						$ 1.47			$ 20.00
Warrants leaving balance				$ 1,000	$ 3,000
Fair value of warrants		$ (1,000)	$ (1,000)	$ 2,000	$ 16,000
Gain loss on contract termination	$ 3,000
Increase decrease in termination value by offset	$ 1,000
Warrants leaving balance		$ 2,000	$ 2,000
Licensing Agreement [Member] | Sanuwave Health, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term										10 years
Warrants issued to purchase common stock										127,000
Exercise price of warrants per share										$ 0.19